Leases - Operating Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense		$ 199	$ 86	$ 41
2018, Minimum Payment	[1],[2]	140
2019, Minimum Payment	[1],[2]	127
2020, Minimum Payment	[2]	119
2021, Minimum Payment	[2]	76
2022, Minimum Payment	[2]	58
Thereafter, Minimum Payment	[2]	236
Total, Minimum Payment	[2]	756
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals		$ 19
Land [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Initial Term of Lease		30 years
Term of of Available Extension		60 years

[1]	Does not include $19 million in aggregate payments we will receive from our LNG vessel time charter subleases.
[2]	Includes certain lease option renewals that are reasonably assured.